Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note 8 - Leases

Bank of Stanly had also entered into a noncancelable operating lease for a branch location in Locust that expired in 2010 with annual rental payments of $41,856. Bank of Stanly terminated the Locust lease in the third quarter of 2010 when the branch moved into a new building Stanly had constructed. The Company's subsidiary, Cabarrus Bank and Trust has entered into a noncancelable operating lease for an administrative office location in Concord that expires in 2017 with annual rental payments of $59,850. The lease has two five-year renewal options at the expiration of the initial term.

Future minimum lease payments under these leases for years subsequent to December 31, 2011 are as follows:

Year ending December 31,
(dollars in thousands)

2012	$60
2013	60
2014	60
2015	60
2016	60
Thereafter	40

Total	$340

Total rental expense related to the operating leases was $60,450, $85,538, and $106,350 for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in occupancy expense.